Schedule II Schedule - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Schedule II Schedule - Valuation and Qualifying Accounts
Schedule II Schedule - Valuation and Qualifying Accounts

Schedule II

Schedule — Valuation and Qualifying Accounts

TOTAL SYSTEM SERVICES, INC.

Schedule II

Valuation and Qualifying Accounts

(in thousands)

	Balance at	Additions				Balance at
	beginning	Charged to		Deductions		end
	of period	costs and expenses		Write-offs		of period
Year ended December 31, 2016:
Provision for doubtful accounts	$1,757	6,970	(1)	(5,245)	(3)	$3,482
Provision for billing adjustments	$926	614	(1)	(180)	(3)	$1,360
Provision for merchant losses	$1,366	1,682	(1)	(1,009)	(3)	$2,039
Transaction processing provisions - processing errors	$6,457	3,669	(2)	(7,275)	(3)	$2,851
Provision for cardholder losses	$9,391	49,362	(4)	(48,226)	(3)	$10,527
Deferred tax valuation allowance	$18,446	4,124	(5)	(1,269)	(6)	$21,301

Year ended December 31, 2017:
Provision for doubtful accounts	$3,482	10,796	(1)	(8,947)	(3)	$5,331
Provision for billing adjustments	$1,360	(627)	(1)	(186)	(3)	$547
Provision for merchant losses	$2,039	5,002	(1)	(2,715)	(3)	$4,326
Transaction processing provisions - processing errors	$2,851	6,714	(2)	(7,357)	(3)	$2,208
Provision for cardholder losses	$10,527	51,194	(4)	(52,202)	(3)	$9,519
Deferred tax valuation allowance	$21,301	8,648	(5)	(418)	(6)	$29,531

Year ended December 31, 2018:
Provision for doubtful accounts	$5,331	9,658	(1)	(10,147)	(3)	$4,842
Provision for billing adjustments	$547	655	(1)	(61)	(3)	$1,141
Provision for merchant losses	$4,326	2,649	(1)	(2,678)	(3)	$4,297
Transaction processing provisions - processing errors	$2,208	4,514	(2)	(3,115)	(3)	$3,607
Provision for cardholder losses	$9,519	65,108	(4)	(61,574)	(3)	$13,053
Deferred tax valuation allowance	$29,531	996	(5)	(2,710)	(6)	$27,817
(1)

Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustments which are recorded against revenues.

(2)	Amount reflected is the change in transaction processing provisions reflected in cost of services.
(3)

Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing provisions reflect actual billing adjustments and processing errors charged against the allowances. Amounts that related to cardholder losses reflect write-offs against the provision for cardholder losses.

(4)	Amount represents the charges in the provision for cardholder losses reflected in cost of services.
(5)	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.